Vanguard Institutional Target Retirement Income Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (18.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	14,899,370	1,187,480

International Stock Fund (12.2%)
Vanguard Total International Stock Index Fund Investor Shares	44,585,917	796,305

U.S. Bond Funds (53.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	218,831,601	2,409,336
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	44,144,365	1,089,924
		3,499,260
International Bond Fund (15.7%)
Vanguard Total International Bond Index Fund Admiral Shares	45,231,937	1,023,146

Total Investment Companies (Cost $5,853,921)		6,506,191
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $11,394)	113,932	11,394

Total Investments (99.9%) (Cost $5,865,315)		6,517,585
Other Assets and Liabilities-Net (0.1%)		9,124
Net Assets (100%)		6,526,709

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement Income Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	3,648	NA1	NA1	(1)	—	12	—	11,394
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,059,539	35,553	9,054	—	3,886	7,701	—	1,089,924
Vanguard Total Bond
Market II Index Fund	2,366,497	121,126	63,652	229	(14,864)	15,485	—	2,409,336
Vanguard Total
International Bond
Index Fund	1,011,957	61,056	11,900	526	(38,493)	25,126	—	1,023,146
Vanguard Total
International Stock
Index Fund	760,495	10,231	32,642	170	58,051	8,730	—	796,305
Vanguard Total Stock
Market Index Fund	1,144,972	15,093	66,781	6,054	88,142	6,394	—	1,187,480
Total	6,347,108	243,059	184,029	6,978	96,722	63,448	—	6,517,585

1Not applicable—purchases and sales are for temporary cash investment purposes.